UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Annual Report

September 30, 2003

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

CFM-ANN-1103
1.743123.103

Investments September 30, 2003

Showing Percentage of Net Assets

Certificates of Deposit - 24.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.2%
Standard Federal Bank
11/12/03	1.08%	$ 10,000,000	$ 10,000,000
London Branch, Eurodollar, Foreign Banks - 15.9%
Barclays Bank PLC
10/7/03	1.06	5,000,000	5,000,000
3/8/04	1.16	10,000,000	10,000,000
Credit Agricole Indosuez
11/13/03	1.21	5,000,000	5,000,000
8/5/04	1.39	5,000,000	5,000,000
8/5/04	1.40	5,000,000	5,000,000
Credit Lyonnais SA
2/26/04	1.16	5,000,000	4,999,590
3/9/04	1.16	5,000,000	5,000,110
Deutsche Bank AG
11/3/03	1.07 (b)	10,000,000	10,000,000
11/18/03	1.07	10,000,000	10,000,000
Dresdner Bank AG
10/15/03	1.05	5,000,000	5,000,000
12/19/03	1.09	10,000,000	10,000,000
HBOS Treasury Services PLC
10/6/03	1.16	5,000,000	5,000,000
10/14/03	1.20	5,000,000	5,000,000
11/26/03	1.09	5,000,000	5,000,000
11/28/03	1.10	5,000,000	5,000,000
1/20/04	1.12	5,000,000	5,000,000
1/26/04	1.12	5,000,000	5,000,000
ING Bank NV
10/1/03	1.05	5,000,000	5,000,000
11/7/03	1.05	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale
3/5/04	1.16	5,000,000	5,000,108
Nordea Bank Finland PLC
2/27/04	1.15	5,000,000	5,000,000
Societe Generale
11/12/03	1.19	5,000,000	5,000,000
			129,999,808
New York Branch, Yankee Dollar, Foreign Banks - 7.4%
BNP Paribas SA
10/1/03	1.04 (c)	10,000,000	9,998,638
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
10/15/03	1.14% (c)	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
10/1/03	1.04 (c)	5,000,000	4,999,246
10/1/03	1.07 (c)	5,000,000	4,999,742
Credit Suisse First Boston Bank
10/10/03	1.07	10,000,000	10,000,012
Dexia Bank SA
10/1/03	1.06	5,000,000	5,000,000
Societe Generale
10/1/03	1.04 (c)	5,000,000	4,999,475
10/1/03	1.05 (c)	5,000,000	4,999,778
11/3/03	1.06 (b)(c)	5,000,000	4,998,233
WestLB AG
12/12/03	1.08	5,000,000	5,000,000
			59,995,124
TOTAL CERTIFICATES OF DEPOSIT			199,994,932
Commercial Paper - 22.5%

Aegon Funding Corp.
11/10/03	1.07	20,000,000	19,976,222
Charta LLC
10/17/03	1.07	10,000,000	9,995,244
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/20/03	1.09	5,000,000	4,992,431
12/17/03	1.08	5,000,000	4,988,450
CXC, Inc.
10/24/03	1.07	20,000,000	19,986,328
Emerald (MBNA Credit Card Master Note Trust)
10/15/03	1.07	10,000,000	9,995,839
10/23/03	1.10	5,000,000	4,996,639
11/12/03	1.08	20,000,000	19,974,800
Ford Motor Credit Co.
11/5/03	1.28	2,000,000	1,997,511
GE Capital International Funding, Inc.
11/7/03	1.08	5,000,000	4,994,450
General Electric Co.
10/23/03	1.20	5,000,000	4,996,364
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Mills, Inc.
10/17/03	1.13%	$ 2,000,000	$ 1,998,996
Household Finance Corp.
3/9/04	1.13	10,000,000	9,950,222
Motown Notes Program
10/20/03	1.06	21,000,000	20,988,250
12/9/03	1.09	10,000,000	9,979,108
Newcastle (Discover Card Master Trust)
11/13/03	1.08	10,000,000	9,987,100
Park Granada LLC
11/13/03	1.10	5,000,000	4,993,431
11/20/03	1.10	5,000,000	4,992,361
Sears Roebuck Acceptance Corp.
11/12/03	1.32	4,000,000	3,993,840
Toronto Dominion Holdings (USA)
11/21/03	1.05	10,000,000	9,985,196
TOTAL COMMERCIAL PAPER			183,762,782
Federal Agencies - 24.9%

Fannie Mae - 17.5%
Agency Coupons - 10.5%
12/10/03	1.08 (c)	10,000,000	10,000,000
12/23/03	1.07 (c)	20,000,000	19,993,974
5/7/04	1.38	5,000,000	5,000,000
7/20/04	1.06	10,000,000	10,000,000
7/23/04	1.08	6,000,000	6,000,000
8/30/04	1.25	10,000,000	10,000,000
9/14/04	1.45	5,000,000	5,000,000
9/24/04	1.50	5,000,000	5,000,000
10/1/04	1.55	10,000,000	10,000,000
10/25/04	1.35	5,000,000	5,000,000
			85,993,974
Discount Notes - 7.0%
10/17/03	1.30	10,000,000	9,994,267
11/12/03	1.16	5,000,000	4,993,292
11/14/03	1.44	5,000,000	4,991,322
11/14/03	1.45	20,000,000	19,965,044
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - continued
Discount Notes - continued
12/12/03	1.34%	$ 7,000,000	$ 6,981,520
2/17/04	1.15	10,000,000	9,955,983
			56,881,428
			142,875,402
Federal Home Loan Bank - 3.7%
Agency Coupons - 3.7%
12/21/03	1.07 (c)	10,000,000	9,996,976
7/6/04	1.23	10,000,000	10,000,000
8/4/04	1.25	5,000,000	5,000,000
9/3/04	1.49	5,000,000	5,000,000
			29,996,976
Freddie Mac - 3.7%
Agency Coupons - 1.2%
7/27/04	1.20	10,000,000	10,000,000
Discount Notes - 2.5%
11/19/03	1.16	5,000,000	4,992,174
12/4/03	1.15	5,000,000	4,989,867
2/23/04	1.15	10,000,000	9,954,083
			19,936,124
			29,936,124
TOTAL FEDERAL AGENCIES			202,808,502
Bank Notes - 1.8%

National City Bank, Indiana
10/1/03	1.04 (c)	5,000,000	4,998,987
Wells Fargo Bank NA, San Francisco
10/1/03	1.04 (c)	10,000,000	9,999,000
TOTAL BANK NOTES			14,997,987
Master Notes - 3.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
10/1/03	1.61% (c)(d)	$ 5,000,000	$ 5,000,000
Goldman Sachs Group, Inc.
10/27/03	1.13 (d)	5,000,000	5,000,000
12/5/03	1.13 (d)	5,000,000	5,000,000
1/27/04	1.20 (d)	7,000,000	7,000,000
2/17/04	1.18 (d)	5,000,000	5,000,000
TOTAL MASTER NOTES			27,000,000
Medium-Term Notes - 9.9%

Bank of New York Co., Inc.
10/29/03	1.11 (a)(c)	5,000,000	5,000,000
Bank of Scotland Treasury Services PLC
10/22/03	1.11 (c)	5,500,000	5,500,673
Bank One NA, Chicago
10/1/03	1.04 (c)	10,000,000	9,999,577
Chase Manhattan Auto Owner Trust
8/16/04	1.04	3,999,324	3,999,324
Citigroup, Inc.
10/9/03	1.35 (c)	5,000,000	5,006,093
GE Life & Annuity Assurance Co.
10/1/03	1.22 (c)(d)	15,000,000	15,000,000
General Electric Capital Corp.
10/9/03	1.20 (c)	5,000,000	5,000,000
10/17/03	1.15 (c)	5,000,000	5,000,000
10/22/03	1.24 (c)	1,000,000	1,000,844
11/3/03	1.18 (c)	2,500,000	2,500,249
HBOS Treasury Services PLC
12/24/03	1.13 (c)	5,000,000	5,000,000
SLM Corp.
10/27/03	1.26 (c)	8,000,000	8,011,192
Verizon Global Funding Corp.
12/15/03	1.23 (c)	5,000,000	5,000,181
12/15/03	1.59 (c)	5,000,000	5,000,000
TOTAL MEDIUM-TERM NOTES			81,018,133
Short-Term Notes - 0.6%

New York Life Insurance Co.
10/1/03	1.24 (c)(d)	5,000,000	5,000,000
Repurchase Agreements - 15.3%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 9/30/03 due 10/1/03 At 1.12%)	$ 912,029	$ 912,000
With:
Banc of America Securities LLC At 1.32%, dated 9/30/03 due 10/1/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $29,223,003, 9.59%, 10/12/16)	35,001,283	35,000,000
Citigroup Global Markets, Inc. At 1.25%, dated 9/30/03 due 10/1/03 (Collateralized by Commercial Paper Obligations with principal amounts of $14,300,439, 0%, 11/18/03)	14,000,485	14,000,000
Goldman Sachs & Co. At 1.12%, dated 9/10/03 due 11/12/03 (Collateralized by Corporate Obligations with principal amounts of $9,929,079, 9%, 5/15/15)	10,019,600	10,000,000
J.P. Morgan Securities, Inc. At:
1.13%, dated 8/22/03 due 10/20/03 (Collateralized by Corporate Obligations with principal amounts of $5,930,000, 0% - 7.55%, 12/15/03 - 4/15/07)	5,009,260	5,000,000
1.27%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $24,682,000, 4.75% - 7.55%, 8/1/05 - 8/20/32)	25,000,882	25,000,000
Morgan Stanley & Co. At:
1.13%, dated 9/29/03 due 10/29/03 (Collateralized by Mortgage Loan Obligations with principal amounts of $10,365,785, 0% - 9.25%, 11/16/10 - 12/1/18)	10,009,417	10,000,000
1.27%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $25,762,735, 6% - 7.88%, 2/1/05 - 6/27/33)	25,000,882	25,000,000
TOTAL REPURCHASE AGREEMENTS		124,912,000
TOTAL INVESTMENT PORTFOLIO - 102.8%		839,494,336
NET OTHER ASSETS - (2.8)%		(23,051,309)
NET ASSETS - 100%		$ 816,443,027
Total Cost for Income Tax Purposes $ 839,494,336
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,000,000 or 0.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.22%, 10/1/03	3/31/03	$ 15,000,000
General Motors Acceptance Corp. Mortgage Credit 1.61%, 10/1/03	9/2/03	$ 5,000,000
Goldman Sachs Group, Inc.: 1.13%, 10/27/03	6/26/03	$ 5,000,000
1.13%, 12/5/03	7/7/03	$ 5,000,000
1.18%, 2/17/04	9/22/03	$ 5,000,000
1.20%, 1/27/04	8/12/03	$ 7,000,000
New York Life Insurance Co. 1.24%, 10/1/03	2/28/02	$ 5,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,000,000 or 5.8% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $9,886,000. The weighted average interest rate was 1.38%. Interest earned from the interfund lending program amounted to $1,134 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $10,000 all of which will expire on September 30, 2011.

A total of 5.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $124,912,000) - See accompanying schedule		$ 839,494,336
Cash		36
Interest receivable		672,824
Total assets		840,167,196

Liabilities
Payable for investments purchased Regular delivery	$ 8,030,232
Delayed delivery	14,998,233
Distributions payable	669,523
Other payables and accrued expenses	26,181
Total liabilities		23,724,169

Net Assets		$ 816,443,027
Net Assets consist of:
Paid in capital		$ 816,460,426
Accumulated net realized gain (loss) on investments		(17,399)
Net Assets, for 816,433,940 shares outstanding		$ 816,443,027
Net Asset Value, offering price and redemption price per share ($816,443,027÷ 816,433,940 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2003

Investment Income
Interest		$ 10,967,622

Expenses
Non-interested trustees' compensation	$ 3,099
Custodian fees and expenses	26,297
Audit	22,715
Legal	1,860
Miscellaneous	2,482
Total expenses before reductions	56,453
Expense reductions	(149)	56,304
Net investment income		10,911,318
Net realized gain (loss) on investment securities		(7,359)
Net increase in net assets resulting from operations		$ 10,903,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,911,318	$ 17,424,954
Net realized gain (loss)	(7,359)	(9,408)
Net increase (decrease) in net assets resulting from operations	10,903,959	17,415,546
Distributions to shareholders from net investment income	(10,911,318)	(17,424,954)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	55,000,000	-
Reinvestment of distributions	1,049,493	1,490,329
Cost of shares redeemed	(5,217,402)	(88,297,743)
Net increase (decrease) in net assets and shares resulting from share transactions	50,832,091	(86,807,414)
Total increase (decrease) in net assets	50,824,732	(86,816,822)

Net Assets
Beginning of period	765,618,295	852,435,117
End of period	$ 816,443,027	$ 765,618,295

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.014	.022	.054	.013
Distributions from net investment income	(.014)	(.022)	(.054)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.43%	2.24%	5.51%	1.25%
Ratios to Average Net Assets E
Expenses before expense reductions	.0073%	.0076%	.0095%	.0133% A
Expenses net of voluntary waivers, if any	.0073%	.0076%	.0095%	.0133% A
Expenses net of all reductions	.0073%	.0076%	.0094%	.0133% A
Net investment income	1.42%	2.24%	5.40%	6.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 816,443	$ 765,618	$ 852,435	$ 876,078

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 24, 2000 (commencement of operations) to September 30, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Fidelity Money Market Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002, the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $149.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Money Market Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 24, 2000 (commencement of operations) to September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Central Fund as of September 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period July 24, 2000 (commencement of operations) to September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 4, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 281 funds advised by FMR or an affiliate. Mr. McCoy oversees 283 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 86

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Money Market Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (49)

Year of Election or Appointment: 2000

Vice President of Money Market Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Money Market Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Money Market Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Money Market Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Money Market Central. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Money Market Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Money Market Central. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Money Market Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Money Market Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Money Market Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Money Market Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Money Market Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Fidelity® Ultra-Short
Central Fund

Annual Report

September 30, 2003

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

USC-ANN-1103 358665
1.765375.102

Investments September 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 2.14% 8/8/06 (d)	$ 11,000,000	$ 11,003,025
Media - 1.3%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,824,730
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	9,044,728
Cox Communications, Inc. 7.5% 8/15/04	8,504,000	8,899,776
Liberty Media Corp. 2.64% 9/17/06 (d)	17,000,000	17,000,000
Walt Disney Co. 4.875% 7/2/04	11,130,000	11,398,278
		62,167,512
TOTAL CONSUMER DISCRETIONARY		73,170,537
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Philip Morris Companies, Inc. 7.5% 4/1/04	7,700,000	7,871,795
ENERGY - 0.4%
Oil & Gas - 0.4%
Canada Occidental Petroleum Ltd. yankee 7.125% 2/4/04	7,650,000	7,792,933
Pemex Project Funding Master Trust 2.61% 1/7/05 (a)(d)	10,000,000	10,102,720
		17,895,653
FINANCIALS - 4.0%
Capital Markets - 0.6%
Merrill Lynch & Co., Inc. 6.13% 5/16/06	8,000,000	8,773,224
Morgan Stanley 7.75% 6/15/05	10,000,000	10,989,150
Salomon Smith Barney Holdings, Inc. 1.44% 5/4/04 (d)	1,000,000	1,001,757
State Street Capital Trust II 1.63% 2/15/08 (d)	10,000,000	10,002,510
		30,766,641
Commercial Banks - 0.3%
Korea Development Bank 6.625% 11/21/03	8,000,000	8,053,840
PNC Funding Corp. 1.49% 10/29/04 (d)	4,000,000	4,010,244
Popular North America, Inc. 2.7556% 10/15/03 (d)	5,000,000	5,001,515
		17,065,599
Consumer Finance - 0.9%
American General Finance Corp. 1.53% 8/13/04 (d)	5,000,000	5,016,095
Ford Motor Credit Co. 2.985% 10/25/04 (d)	10,000,000	10,089,040
General Motors Acceptance Corp.:
1.51% 7/30/04 (d)	3,000,000	2,991,882
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
1.83% 1/20/04 (d)	$ 2,000,000	$ 2,001,490
6.75% 1/15/06	4,975,000	5,320,837
Household Finance Corp. 8% 5/9/05	11,000,000	12,080,706
John Deere Capital Corp. 1.74% 9/17/04 (d)	8,000,000	8,034,808
		45,534,858
Diversified Financial Services - 0.7%
Deutsche Telekom International Finance BV 8.25% 6/15/05	12,500,000	13,766,850
NiSource Finance Corp. 7.5% 11/15/03	9,068,000	9,124,621
Verizon Wireless Capital LLC 1.54% 12/17/03 (d)	11,400,000	11,406,259
		34,297,730
Real Estate - 1.0%
Arden Realty LP 8.875% 3/1/05	3,964,000	4,334,000
Camden Property Trust 7% 4/15/04	7,000,000	7,178,227
Duke Realty LP 6.875% 3/15/05	6,500,000	6,928,877
EOP Operating LP:
6.5% 1/15/04	7,800,000	7,905,479
7.375% 11/15/03	4,125,000	4,152,596
Mack-Cali Realty LP 7% 3/15/04	12,725,000	13,031,176
ProLogis 7% 10/1/03	3,525,000	3,525,000
Regency Centers LP 7.125% 7/15/05	700,000	760,976
		47,816,331
Thrifts & Mortgage Finance - 0.5%
Countrywide Home Loans, Inc. 5.25% 6/15/04	13,000,000	13,343,408
Home Savings of America FSB 6.5% 8/15/04	10,000,000	10,356,220
		23,699,628
TOTAL FINANCIALS		199,180,787
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Raytheon Co. 5.7% 11/1/03	2,350,000	2,354,902
Air Freight & Logistics - 0.0%
FedEx Corp. 6.625% 2/12/04	2,149,000	2,187,989
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.375% 6/15/05	$ 6,200,000	$ 6,448,000
6.375% 2/15/06	3,000,000	3,142,500
		9,590,500
Road & Rail - 0.0%
Union Pacific Corp. 6.34% 11/25/03	1,497,000	1,506,542
TOTAL INDUSTRIALS		15,639,933
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Boise Cascade Corp.:
7.35% 10/11/04	1,500,000	1,550,973
7.9% 12/15/03	1,900,000	1,915,654
		3,466,627
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
British Telecommunications PLC:
2.435% 12/15/03 (d)	10,000,000	10,020,940
7.875% 12/15/05	4,500,000	5,030,420
GTE Corp. 6.36% 4/15/06	9,000,000	9,899,046
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,954,100
		29,904,506
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 7.35% 3/1/06	14,500,000	16,099,481
Vodafone Group PLC yankee 7.625% 2/15/05	8,200,000	8,875,049
		24,974,530
TOTAL TELECOMMUNICATION SERVICES		54,879,036
UTILITIES - 0.0%
Electric Utilities - 0.0%
Cleveland Electric Illuminating Co./Toledo Edison Co. 7.67% 7/1/04	1,900,000	1,977,921
TOTAL NONCONVERTIBLE BONDS (Cost $367,899,667)		374,082,289
U.S. Government Agency Obligations - 0.1%
	Principal Amount	Value (Note 1)
Freddie Mac 0% 10/27/03 (c) (Cost $4,995,631)	$ 5,000,000	$ 4,996,280
Asset-Backed Securities - 39.7%

ACE Securities Corp.:
Series 2001-NC1 Class M1, 1.76% 1/25/31 (d)	13,327,000	13,326,991
Series 2002-HE1 Class M1, 1.77% 6/25/32 (d)	2,110,000	2,113,399
Series 2002-HE1, Class A, 1.46% 6/25/32 (d)	11,129,369	11,129,365
Series 2002-HE2 Class M1, 1.97% 8/25/32 (d)	19,950,000	19,997,726
Series 2003-FM1 Class M2, 2.97% 11/25/32 (d)	3,015,000	3,008,876
Series 2003-HS1:
Class M1, 1.87% 6/25/33 (d)	800,000	800,000
Class M2, 2.87% 6/25/33 (d)	856,000	856,000
Series 2003-NC1 Class M1, 1.9% 7/25/33 (b)(d)	1,600,000	1,600,000
Series 2003-TC1 Class A2, 1.51% 6/25/33 (d)	3,048,347	3,047,433
American Express Credit Account Master Trust:
Series 1999-3 Class B, 1.46% 12/15/06 (d)	10,000,000	10,004,447
Series 2002-4 Class B, 1.43% 2/15/08 (d)	10,000,000	10,019,731
AmeriCredit Automobile Receivables Trust:
Series 2000-D Class A4, 1.33% 9/12/07 (d)	2,488,733	2,491,133
Series 2001-C Class A3, 1.27% 4/12/06 (d)	1,767,121	1,766,889
Series 2001-D Class A3, 1.42% 9/12/06 (d)	13,674,831	13,686,134
Series 2002-A Class A3, 1.32% 10/12/06 (d)	7,105,887	7,104,593
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	25,648,053
Series 2003-AM:
Class A3B, 1.49% 6/6/07 (d)	4,750,000	4,748,493
Class A4B, 1.59% 11/6/09 (d)	12,400,000	12,431,000
Series 2003-BX Class A4B, 1.5% 1/6/10 (d)	3,265,000	3,265,000
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,708,250
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 1.82% 8/25/32 (d)	5,000,000	4,994,922
Series 2002-4 Class A2, 1.56% 2/25/33 (d)	3,089,199	3,094,871
Series 2002-AR1:
Class A2, 1.44% 9/25/32 (d)	12,960,927	12,973,918
Class M2, 2.42% 9/25/32 (d)	1,698,000	1,690,056
Series 2003-1:
Class A2, 1.53% 2/25/33 (d)	8,035,588	8,035,588
Class M1, 2.02% 2/25/33 (d)	3,330,000	3,330,000
Series 2003-3:
Class M1, 1.92% 3/25/33 (d)	1,590,000	1,593,478
Class S, 5% 9/25/05 (f)	17,829,787	1,004,318
Series 2003-6 Class AV3, 1.44% 8/25/33 (d)	17,227,288	17,215,176
Series 2003-AR1 Class M1, 2.27% 1/25/33 (d)	7,000,000	7,107,188
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Amortizing Residential Collateral Trust:
Series 2000-BC3 Class M1, 1.72% 9/25/30 (d)	$ 20,000,000	$ 20,015,588
Series 2002-BC3 Class A, 1.45% 6/25/32 (d)	11,930,136	11,920,830
Series 2002-BC6:
Class A2, 1.47% 8/25/32 (d)	3,318,728	3,308,361
Class M1, 1.87% 8/25/32 (d)	24,900,000	24,591,663
Series 2002-BC7:
Class M1, 1.92% 10/25/32 (d)	10,000,000	9,903,140
Class M2, 2.02% 10/25/32 (d)	5,575,000	5,547,683
Series 2002-BC9 Class A2, 1.6% 12/25/32 (d)	4,408,422	4,420,756
AQ Finance NIMS Trust:
Series 2002-N5A Class NOTE, 1.55% 10/25/09 (a)(d)	3,556,952	3,556,952
Series 2003-N6A Class NOTE, 1.42% 5/25/10 (a)(d)	8,253,902	8,253,902
Argent Securities, Inc. Series 2003-W3 Class M2, 2.92% 9/25/33 (d)	20,000,000	20,000,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.39% 11/15/31 (d)	7,367,518	7,365,975
Series 2003-HE1 Class A2, 1.62% 1/15/33 (d)	2,247,521	2,254,666
Series 2003-HE2:
Class A2, 1.5% 4/15/33 (d)	8,669,471	8,654,585
Class M1, 2.02% 4/15/33 (d)	9,000,000	8,999,991
Series 2003-HE3:
Class M1, 1.95% 6/15/33 (d)	2,185,000	2,177,792
Class M2, 3.12% 6/15/33 (d)	10,000,000	10,022,710
Series 2003-HE4 Class M2, 3.12% 8/15/33 (d)	5,695,000	5,694,989
Series 2003-HE5 Class A2A, 1.48% 8/15/33 (d)	14,577,000	14,570,178
Series 2003-HE6 Class M1, 0% 11/25/33 (b)(d)	3,475,000	3,475,000
Bank One Issuance Trust:
Series 2002-B1 Class B1, 1.5% 12/15/09 (d)	15,000,000	15,057,807
Series 2002-B2 Class B2, 1.46% 5/15/08 (d)	15,000,000	15,035,157
Series 2002-B3 Class B, 1.48% 8/15/08 (d)	14,500,000	14,544,746
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	11,614,402	11,742,741
Series 2003-1 Class B1B, 1.59% 6/15/10 (a)(d)	16,600,000	16,628,532
Series 2003-2 Class B, 1.4% 1/15/09 (d)	7,190,000	7,187,843
Capital One Auto Finance Trust Series 2003-A Class A4B, 1.4% 1/15/10 (d)	9,630,000	9,627,111
Capital One Master Trust:
Series 1999-1 Class B, 1.46% 7/16/07 (d)	28,000,000	27,936,009
Series 1999-3 Class B, 1.6% 9/15/09 (d)	5,000,000	4,995,842
Series 2000-5 Class B, 1.495% 8/15/06 (d)	7,500,000	7,500,545
Series 2001-1 Class B, 1.63% 12/15/10 (d)	19,500,000	19,207,500
Series 2001-4 Class B, 1.49% 4/16/07 (d)	7,000,000	6,993,567
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Capital One Master Trust: - continued
Series 2001-8A Class B, 1.67% 8/17/09 (d)	$ 9,585,000	$ 9,468,183
Series 2002-3A Class B, 4.55% 2/15/08	10,000,000	10,329,408
Series 2002-4A Class B, 1.62% 3/15/10 (d)	6,000,000	5,946,797
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 1.8% 7/15/08 (d)	14,230,000	14,274,398
Series 2003-B1 Class B1, 2.29% 2/17/09 (d)	15,470,000	15,644,038
CDC Mortgage Capital Trust:
Series 2001-HE1:
Class A, 1.46% 1/25/32 (d)	8,888,150	8,861,422
Class M1, 2.15% 1/25/32 (d)	4,997,655	5,019,603
Series 2002-HE2 Class M1, 1.82% 1/25/33 (d)	9,999,980	10,016,546
Series 2002-HE3:
Class M1, 2.22% 3/25/33 (d)	21,499,948	21,790,494
Class M2, 3.37% 3/25/33 (d)	9,968,976	10,097,999
Series 2003-HE1:
Class M1, 2.02% 8/25/33 (d)	1,989,998	1,989,073
Class M2, 3.07% 8/25/33 (d)	4,369,996	4,362,151
Series 2003-HE2 Class A, 1.47% 10/25/33 (d)	15,530,442	15,540,870
Series 2003-HE3:
Class M1, 1.82% 11/25/33 (d)	2,255,000	2,255,000
Class M2, 2.87% 11/25/33 (d)	1,720,000	1,721,344
Chase Credit Card Master Trust Series 1997-1 Class B, 1.41% 10/15/06 (d)	10,000,000	10,002,771
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 1.6% 3/16/09 (d)	1,305,000	1,314,134
Series 2002-4 Class B, 1.43% 10/15/07 (d)	12,000,000	12,012,906
Series 2002-6 Class B, 1.47% 1/15/08 (d)	11,850,000	11,876,684
CIT Home Equity Loan Trust Series 2003-1 Class AIO, 5% 3/1/04 (f)	54,749,917	1,035,321
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 1.61% 12/10/08 (d)	11,945,000	12,023,899
Series 2003-B1 Class B1, 1.4463% 3/7/08 (d)	25,000,000	25,048,250
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.55% 5/25/33 (d)	8,658,019	8,666,889
Series 2003-SD3 Class A1, 1.54% 12/25/32 (a)(d)	4,630,000	4,630,000
DaimlerChrysler Auto Trust Series 2000-D Class A3, 6.66% 1/8/05	292,281	292,883
Discover Card Master Trust I:
Series 2000-1 Class B, 1.49% 8/16/07 (d)	6,300,000	6,311,051
Series 2000-2 Class B, 1.49% 9/18/07 (d)	10,000,000	10,009,269
Series 2000-8 Class B, 1.46% 4/15/06 (d)	5,000,000	5,000,353
Series 2002-1 Class B, 1.52% 7/15/07 (d)	17,632,000	17,663,753
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae guaranteed REMIC pass thru certificates Series 2002-T15 Class S1, 5.25% 4/25/05 (f)	$ 33,327,705	$ 2,030,924
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 1.8% 11/25/33 (b)(d)	1,300,000	1,300,000
Class M2, 2.87% 11/25/33 (b)(d)	700,000	700,000
First USA Credit Card Master Trust:
Series 1996-6 Class B, 1.47% 7/10/06 (d)	2,750,000	2,750,250
Series 1996-8 Class B, 1.46% 9/10/06 (d)	20,400,000	20,408,813
Series 1997-1 Class B, 1.43% 10/17/06 (d)	15,000,000	15,006,975
Series 1997-7 Class B, 1.42% 5/17/07 (d)	15,000,000	15,011,679
Series 2001-2 Class B, 1.48% 11/20/06 (d)	900,000	900,767
Series 2001-4 Class B, 1.52% 1/12/09 (d)	15,000,000	15,058,455
Fleet Credit Card Master Trust II Series 2002-A Class B, 1.46% 10/15/07 (d)	10,000,000	10,003,087
Ford Credit Auto Owner Trust:
Series 2000-G Class A4, 6.62% 7/15/04	235,544	236,056
Series 2003-B Class B2, 1.55% 10/15/07 (d)	19,600,000	19,692,130
GE Business Loan Trust Series 2003-1 Class A, 1.55% 4/15/31 (a)(d)	6,774,797	6,774,797
Gracechurch Card Funding #5 PLC Series 5:
Class B, 1.3597% 8/15/08 (d)	1,520,000	1,520,000
Class C, 2.0597% 8/15/08 (d)	5,580,000	5,580,000
GS Mortgage Securities Corp.:
Series 2002-HE Class M1, 2.37% 11/20/32 (d)	3,017,000	3,072,563
Series 2003-FM1 Class M1, 1.94% 3/20/33 (d)	15,000,000	15,025,658
GSAMP NIMS Trust Series 2002-HE2N Class NOTE, 8.25% 10/20/32 (a)	1,351,118	1,354,116
GSAMP Trust Series 2002-NC1 Class A2, 1.44% 7/25/32 (d)	11,876,552	11,864,323
GSAMP Trust 2002-NC1Series 2002-NC1 Class M1, 1.76% 7/25/32 (d)	8,861,000	8,809,773
Harley-Davidson Motorcycle Trust Series 2001-2 Class A1, 3.77% 4/17/06	490,290	490,856
Home Equity Asset Trust:
Series 2002-2 Class M1, 1.92% 6/25/32 (d)	10,000,000	9,981,160
Series 2002-3 Class A5, 1.56% 2/25/33 (d)	14,827,866	14,821,742
Series 2002-4 Class A3, 1.6% 3/25/33 (d)	25,773,291	25,845,593
Series 2002-5:
Class A3, 1.64% 5/25/33 (d)	26,547,711	26,639,412
Class M1, 2.32% 5/25/33 (d)	13,800,000	14,022,413
Series 2003-1:
Class A2, 1.59% 6/25/33 (d)	30,360,280	30,384,143
Class M1, 2.12% 6/25/33 (d)	5,700,000	5,712,529
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Home Equity Asset Trust: - continued
Series 2003-2:
Class A2, 1.5% 8/25/33 (d)	$ 1,694,836	$ 1,695,602
Class M1, 2% 8/25/33 (d)	2,245,000	2,256,111
Series 2003-3:
Class A2, 1.48% 8/25/33 (d)	8,680,444	8,659,403
Class M1, 1.98% 8/25/33 (d)	8,185,000	8,150,377
Series 2003-4:
Class M1, 1.92% 10/25/33 (d)	3,415,000	3,406,698
Class M2, 3.02% 10/25/33 (d)	4,040,000	4,039,996
Series 2003-5:
Class M1, 1.82% 12/25/33 (d)	3,175,000	3,166,986
Class M2, 2.85% 12/25/33 (d)	1,345,000	1,337,124
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 1.41% 8/15/08 (d)	10,000,000	10,000,000
Household Credit Card Master Trust I Series 2002-1 Class B, 1.77% 7/15/08 (d)	22,589,000	22,727,019
Household Home Equity Loan Trust:
Series 2002-1:
Class A, 1.49% 12/22/31 (d)	3,986,410	3,990,213
Class M, 1.94% 12/22/31 (d)	3,986,410	4,003,633
Series 2002-2 Class A, 1.42% 4/20/32 (d)	9,926,703	9,924,218
Series 2002-3 Class A, 1.57% 7/20/32 (d)	8,272,646	8,270,514
Series 2003-1 Class M, 1.74% 10/20/32 (d)	3,390,000	3,389,997
Household Mortgage Loan Trust Series 2003-HC1:
Class A, 1.47% 2/20/33 (d)	16,997,349	16,997,349
Class M, 1.76% 2/20/33 (d)	6,631,608	6,631,608
Household Private Label Credit Card Master Note Trust I:
Series 2001-2 Class B, 1.57% 6/16/08 (d)	16,750,000	16,637,760
Series 2002-1 Class B, 1.67% 1/18/11 (d)	8,850,000	8,739,300
Series 2002-2:
Class A, 1.29% 1/18/11 (d)	9,000,000	9,012,336
Class B, 1.67% 1/18/11 (d)	14,275,000	14,289,498
Series 2002-3 Class B, 2.37% 9/15/09 (d)	2,970,000	2,971,869
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 1.36% 12/17/07 (d)	9,500,000	9,500,000
Keycorp Student Loan Trust Series 1999-A Class A2, 1.47% 12/27/09 (d)	22,840,285	22,743,440
Long Beach Asset Holdings Corp. NIMS Trust:
Series 2002-1 Class N2, 1.44% 4/25/09 (a)(d)	644,152	632,880
Series 2002-4 Class NOTE, 1.82% 10/26/09 (a)(d)	9,880,649	9,880,649
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Long Beach Mortgage Loan Trust:
Series 2001-4:
Class 2M1, 2.07% 3/25/32 (d)	$ 25,000,000	$ 25,180,273
Class M2, 2.77% 3/25/32 (d)	4,020,000	4,034,993
Series 2002-4 Class 2S1, 5.25% 4/25/05 (f)	30,663,000	1,877,177
Series 2003-1:
Class A2, 1.52% 3/25/33 (d)	5,766,309	5,773,229
Class M1, 2.04% 3/25/33 (d)	4,700,000	4,705,875
Class M2, 3.17% 3/25/33 (d)	10,000,000	10,024,291
Series 2003-2:
Class AV, 1.44% 6/25/33 (d)	3,565,858	3,563,362
Class M1, 1.94% 6/25/33 (d)	19,500,000	19,475,625
Series 2003-3:
Class A, 1.44% 7/25/33 (d)	19,029,093	19,014,450
Class M1, 1.87% 7/25/33 (d)	7,770,000	7,770,000
MASTR ABS NIMS Trust:
Series 2002-OPT1 Class NOTE, 1.67% 11/26/07 (a)(d)	6,243,950	6,249,803
Series 2003-OPT1 Class NOTE, 1.5% 2/26/08 (a)(d)	7,461,203	7,461,203
MASTR Asset Backed Securities Trust Series 2003-NC1:
Class M1, 1.85% 4/25/33 (d)	3,500,000	3,509,297
Class M2, 2.97% 4/25/33 (d)	1,500,000	1,503,984
MBNA Credit Card Master Note Trust:
Series 2001-A4 Class A, 1.25% 2/15/07 (d)	13,000,000	13,006,295
Series 2001-B1 Class B1, 1.495% 10/15/08 (d)	30,000,000	30,035,202
Series 2001-B2 Class B2, 1.48% 1/15/09 (d)	30,353,000	30,448,390
Series 2002-B2 Class B2, 1.5% 10/15/09 (d)	20,000,000	20,042,968
Series 2002-B3 Class B3, 1.52% 1/15/08 (d)	15,000,000	15,042,228
Series 2002-B4 Class B4, 1.62% 3/15/10 (d)	14,800,000	14,923,731
MBNA Master Credit Card Trust II:
Series 1996-J Class B, 1.48% 2/15/06 (d)	10,000,000	10,000,664
Series 1996-K Class B, 1.47% 3/15/06 (d)	5,000,000	5,001,197
Series 1997-I Class B, 1.43% 1/15/07 (d)	7,000,000	7,006,199
Series 1997-J Class B, 1.42% 2/15/07 (d)	9,500,000	9,507,355
Series 1998-E Class B, 1.4356% 9/15/10 (d)	7,800,000	7,820,638
Series 1998-G Class B, 1.52% 2/17/09 (d)	20,000,000	20,035,220
Series 1999-A Class B, 1.49% 7/17/06 (d)	10,750,000	10,755,831
Series 1999-C Class B, 1.51% 10/16/06 (a)(d)	750,000	749,408
Series 2000-C Class B, 1.495% 7/15/07 (d)	15,000,000	14,994,801
Merrill Lynch Mortgage Investments, Inc. Series 2002-HE1N Class N1, 1.72% 11/25/09 (a)(d)	10,673,322	10,679,993
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 3.22% 11/25/32 (d)	$ 2,370,000	$ 2,413,514
Series 2003-HE1 Class M2, 3.02% 5/25/33 (d)	4,635,000	4,688,049
Series 2003-NC6 Class M2, 3.07% 6/27/33 (d)	12,835,000	12,943,397
Series 2003-NC7:
Class M1, 1.82% 6/25/33 (d)	1,785,000	1,784,951
Class M2, 2.97% 6/25/33 (d)	1,000,000	1,004,241
Series 2003-NC8 Class M1, 1.82% 9/25/33 (d)	2,350,000	2,350,000
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 1.97% 2/25/32 (d)	1,700,000	1,715,861
Class M2, 2.52% 2/25/32 (d)	10,149,500	10,124,777
Series 2001-NC3 Class M2, 2.62% 10/25/31 (d)	4,230,000	4,228,746
Series 2001-NC4:
Class M1, 2.12% 1/25/32 (d)	3,920,000	3,955,904
Class M2, 2.77% 1/25/32 (d)	1,645,000	1,649,819
Series 2002-AM3:
Class A3, 1.61% 2/25/33 (d)	11,365,595	11,399,021
Class M1, 2.07% 2/25/33 (d)	14,850,000	14,984,375
Series 2002-HE1 Class M1, 1.72% 7/25/32 (d)	2,700,000	2,690,178
Series 2002-HE2 Class M1, 1.82% 8/25/32 (d)	9,925,000	9,941,337
Series 2002-NC3 Class A2, 1.46% 8/25/32 (d)	10,546,761	10,541,084
Series 2002-NC5 Class M3, 2.92% 10/25/32 (d)	920,000	923,924
Mortgage Asset Backed Securities Trust Series 2002-NC1:
Class A1, 1.56% 10/25/32 (d)	10,279,866	10,285,086
Class M1, 1.97% 10/25/32 (d)	5,000,000	5,013,282
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.55% 1/25/33 (d)	7,795,366	7,817,193
NovaStar CAPS Trust Series 2002-C1 Class A, 7.15% 9/25/31 (a)	2,014,695	2,014,695
Providian Gateway Master Trust Series 2002-B Class A, 1.82% 6/15/09 (a)(d)	15,000,000	15,105,000
Residential Asset Mortgage Products, Inc. Series 2003-RP2 Class A1, 1.57% 9/25/33 (a)(d)	9,751,251	9,751,251
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.52% 4/25/33 (d)	4,817,202	4,817,202
Sears Credit Account Master Trust II:
Series 1995-5 Class A, 6.05% 1/15/08	760,417	767,972
Series 1998-2 Class A, 5.25% 10/16/08	1,083,333	1,107,004
Series 2000-1 Class A, 7.25% 11/15/07	250,000	250,640
Series 2001-1 Class B, 1.545% 2/15/10 (d)	10,000,000	9,920,931
Series 2001-2 Class B, 1.41% 6/16/08 (d)	24,000,000	23,960,626
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Sears Credit Account Master Trust II: - continued
Series 2002-1 Class B, 1.49% 2/18/09 (d)	$ 10,000,000	$ 9,957,000
Series 2002-4:
Class A, 1.25% 8/18/09 (d)	27,000,000	26,969,563
Class B, 1.545% 8/18/09 (d)	33,300,000	33,238,119
Series 2002-5 Class B, 2.37% 11/17/09 (d)	30,000,000	30,065,466
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.57% 3/15/11 (d)	10,835,000	10,835,000
Target Credit Card Master Trust Series 2001-1 Class A, 1.23% 7/25/08 (d)	10,000,000	9,999,170
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	10,000,000	10,107,031
TOTAL ASSET-BACKED SECURITIES (Cost $1,972,586,188)		1,977,758,563
Collateralized Mortgage Obligations - 12.3%

Private Sponsor - 3.0%
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 1.52% 5/25/33 (d)	14,991,787	15,001,157
CS First Boston Mortgage Securities Corp.:
Series 2001-AR7 Class 3A2, 6.55% 2/25/41 (d)	2,049,352	2,074,969
Series 2003-TFLA Class F, 1.9633% 4/15/13 (a)(d)	3,750,000	3,664,466
Merrill Lynch Mortgage Investments, Inc. floater:
Series 2003-A Class 2A1, 1.51% 3/25/28 (d)	13,670,242	13,660,010
Series 2003-B Class A1, 1.46% 4/25/28 (d)	13,122,239	13,132,492
Series 2003-E Class A2, 1.5313% 10/25/28 (d)	17,430,934	17,458,170
Series 2003-F Class A2, 1.52% 10/25/28 (d)	20,000,000	20,056,250
Norwest Asset Securities Corp. sequential pay Series 1998-33 Class A6, 6.25% 1/25/29	1,274,580	1,273,933
Residential Asset Mortgage Products, Inc. Series 2003-RP1 Class A, 1.62% 4/25/34 (d)	11,589,196	11,589,196
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A:
Class B4, 2.92% 10/10/34 (a)(d)	4,858,680	4,868,627
Class B5, 3.47% 10/10/34 (a)(d)	5,850,247	5,850,239
Class B6, 3.97% 10/10/34 (a)(d)	3,867,113	3,888,865
Series 2003-A:
Class B4, 2.92% 3/10/35 (a)(d)	5,661,753	5,661,753
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 3.47% 3/10/35 (a)(d)	$ 5,859,383	$ 5,859,383
Residential Funding Mortgage Securities I, Inc. floater Series 2002-S15 Class A3, 1.72% 9/25/32 (d)	3,045,331	3,050,843
Sequoia Mortgage Trust floater Series 2003-5 Class A2, 1.5313% 9/20/33 (d)	19,993,128	20,008,748
Washington Mutual Mortgage Securities Corp. floater Series 2002-MS2 Class 1A14, 1.57% 4/25/32 (d)	3,018,080	3,019,559
TOTAL PRIVATE SPONSOR		150,118,660
U.S. Government Agency - 9.3%
Fannie Mae:
floater:
Series 2000-38 Class F, 1.62% 11/18/30 (d)	4,023,164	4,043,628
Series 2000-40 Class FA, 1.62% 7/25/30 (d)	6,708,884	6,737,263
Series 2002-89 Class F, 1.42% 1/25/33 (d)	11,637,718	11,645,193
planned amortization class Series 1997-74 Class PG, 6.5% 6/18/26	1,590,756	1,594,261
sequential pay Series 1997-M2 Class C, 7.4373% 10/17/16 (d)	136,080	136,351
target amortization class Series G94-2 Class D, 6.45% 1/25/24	12,519,998	13,283,927
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 1.52% 8/18/31 (d)	5,343,577	5,352,757
Series 2001-44 Class FB, 1.42% 9/25/31 (d)	5,262,265	5,267,452
Series 2001-46 Class F, 1.52% 9/18/31 (d)	15,155,324	15,203,762
Series 2002-11 Class QF, 1.62% 3/25/32 (d)	12,462,568	12,515,659
Series 2002-36 Class FT, 1.62% 6/25/32 (d)	3,633,939	3,654,812
Series 2002-64 Class FE, 1.47% 10/18/32 (d)	6,067,958	6,075,362
Series 2002-65 Class FA, 1.42% 10/25/17 (d)	7,291,194	7,254,092
Series 2002-74 Class FV, 1.57% 11/25/32 (d)	20,190,782	20,265,700
Series 2003-11:
Class DF, 1.57% 2/25/33 (d)	17,964,513	17,928,009
Class EF, 1.57% 2/25/33 (d)	20,347,868	20,373,669
Series 2003-63 Class F1, 1.42% 11/25/27 (d)	18,237,272	18,228,724
planned amortization class:
Series 2001-38 Class QG, 6.5% 3/25/30	13,382,864	13,549,059
Series 2001-56 Class KD, 6.5% 7/25/30	8,090,700	8,306,832
Series 2001-62 Class PG, 6.5% 10/25/30	35,600,000	37,116,676
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
Series 2001-76 Class UG, 5% 11/25/10	$ 2,558,174	$ 2,568,035
Series 2001-81 Class QD, 6.5% 7/25/27	20,584,696	20,597,997
Series 2002-55 Class QB, 5.5% 8/25/12	3,895,000	3,952,045
sequential pay:
Series 2001-46 Class A, 6.5% 2/25/29	50,237	50,254
Series 2001-59 Class QA, 6% 6/25/28	3,767,374	3,776,262
Series 2001-64 Class BD, 6% 12/25/28	4,628,300	4,675,047
Series 2002-15 Class AP, 6% 3/25/27	2,986,547	2,993,451
Series 2002-33 Class AT, 6% 7/25/29	675,267	677,688
Series 2003-71 Class Z, 4.5% 8/25/18	5,646,993	5,590,524
Freddie Mac:
floater Series 2510 Class FE, 1.52% 10/15/32 (d)	13,689,186	13,718,515
Series 2088 Class PD, 4.875% 7/15/26	1,327,002	1,331,263
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 2338 Class FJ, 1.32% 7/15/31 (d)	10,964,135	11,009,560
planned amortization class Series 1698 Class PG, 6% 3/15/08	31,506	31,496
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 1.47% 7/15/17 (d)	11,519,327	11,621,666
Series 2526 Class FC, 1.52% 11/15/32 (d)	14,512,651	14,638,503
Series 2538 Class FB, 1.52% 12/15/32 (d)	16,246,484	16,303,504
Series 2551 Class FH, 1.57% 1/15/33 (d)	12,390,943	12,390,943
planned amortization class:
Series 1675 Class H, 6.375% 10/15/22	5,951,577	6,056,357
Series 2398 Class DK, 6.5% 1/15/31	4,000,000	4,103,624
Series 2399 Class OD, 6.5% 11/15/26	321,619	321,454
Series 2421 Class PC, 6.5% 6/15/26	2,272,510	2,277,271
Series 2424 Class QD, 6.5% 10/15/25	857,483	859,846
Series 2439 Class LU, 5.5% 6/15/25	4,000,000	4,050,000
Series 2556 Class PM, 5.5% 2/15/16	19,878,054	20,277,648
sequential pay:
Series 2303 Class VT, 6% 2/15/12	7,047,880	7,181,428
Series 2447 Class LG, 5.5% 12/15/13	6,317,479	6,372,417
Series H004 Class A1, 1.698% 12/15/07 (d)	237,070	237,070
Ginnie Mae guaranteed REMIC pass thru securities:
floater:
Series 2001-46 Class FB, 1.47% 5/16/23 (d)	6,027,948	5,955,441
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities: - continued
Series 2001-50 Class FV, 1.32% 9/16/27 (d)	$ 18,523,392	$ 18,523,392
Series 2001-62 Class KF, 1.52% 9/16/29 (d)	5,467,192	5,475,248
Series 2002-24 Class FX, 1.67% 4/16/32 (d)	8,120,447	8,175,360
Series 2002-31 Class FW, 1.52% 6/16/31 (d)	10,558,386	10,594,733
Series 2002-5 Class KF, 1.52% 8/16/26 (d)	3,836,361	3,844,521
planned amortization class Series 2002-49 Class BC, 5.5% 5/20/26	5,925,000	5,987,717
sequential pay Series 2000-37 Class A, 7.15% 6/20/30	9,332	9,488
TOTAL U.S. GOVERNMENT AGENCY		464,762,956
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $614,581,012)		614,881,616
Commercial Mortgage Securities - 9.7%

Banc America Large Loan, Inc. floater Series 2002-FL2A Class A2, 1.44% 9/8/14 (a)(d)	20,000,000	20,000,000
Bayview Commercial Asset Trust floater Series 2003-1 Class A, 1.7% 8/25/33 (a)(d)	9,908,553	9,908,553
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 1.4% 4/14/15 (a)(d)	14,997,891	14,997,891
Class JFCM, 2.72% 4/14/15 (a)(d)	1,344,296	1,344,296
Class JMM, 2.62% 4/14/15 (a)(d)	1,384,053	1,384,053
Class JSCM, 2.82% 4/14/15 (a)(d)	1,123,081	1,123,081
Class KFCM, 2.97% 4/14/15 (a)(d)	1,436,661	1,436,661
Class KMM, 2.87% 4/14/15 (a)(d)	1,253,767	1,253,767
Class KSCM, 3.12% 4/14/15 (a)(d)	1,203,639	1,203,639
Class LFCM, 3.37% 4/14/15 (a)(d)	1,601,905	1,601,905
Class LSCM, 3.52% 4/14/15 (a)(d)	1,803,447	1,803,447
Class MFCM, 3.67% 4/14/15 (a)(d)	2,218,251	2,218,251
Class MSCM, 3.82% 4/14/15 (a)(d)	1,767,389	1,767,389
Series 2003-WEST Class A, 1.72% 1/3/15 (a)(d)	14,153,851	14,153,851
Calwest Industrial Trust floater Series 2002-CALW Class AFL, 1.5% 2/15/12 (a)(d)	24,300,000	24,332,460
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 1.57% 12/12/13 (a)(d)	$ 1,944,280	$ 1,943,850
Class C, 1.92% 12/12/13 (a)(d)	3,888,560	3,886,341
COMM floater:
Series 2000-FL3A:
Class C, 1.88% 11/15/12 (a)(d)	5,600,000	5,596,965
Class KQA, 2.52% 11/15/12 (a)(d)	1,557,000	1,479,150
Series 2001-FL5A:
Class A2, 1.67% 11/15/13 (a)(d)	10,021,655	10,025,975
Class D, 2.37% 11/15/13 (a)(d)	8,000,000	7,993,477
Class E, 2.62% 11/15/13 (a)(d)	5,000,000	4,991,417
Series 2002-FL6:
Class B, 1.45% 6/14/14 (a)(d)	5,000,000	4,999,185
Class F, 2.57% 6/14/14 (a)(d)	11,163,000	11,123,930
Class G, 3.02% 6/14/14 (a)(d)	5,000,000	4,925,000
Class K4M, 3.12% 6/14/14 (a)(d)	700,000	697,454
Class L4M, 3.42% 6/14/14 (a)(d)	1,400,000	1,398,202
Class M4M, 3.87% 6/14/14 (a)(d)	2,400,000	2,400,000
Series 2002-FL7:
Class A2, 1.47% 11/15/14 (a)(d)	5,565,000	5,563,387
Class KPP, 2.92% 11/15/14 (a)(d)	3,000,000	3,000,000
Class LPP, 3.12% 11/15/14 (a)(d)	3,500,000	3,500,000
Class MPP, 3.52% 11/15/14 (a)(d)	2,696,000	2,696,000
CS First Boston Mortgage Securities Corp.:
floater Series 2001-TFLA:
Class A2, 1.72% 12/15/11 (a)(d)	18,866,746	18,854,448
Class B, 2.02% 12/15/11 (a)(d)	10,380,000	10,360,987
Class G, 2.87% 12/15/11 (a)(d)	3,720,000	3,645,340
Class J230, 3.32% 9/15/11 (a)(d)	5,900,000	5,890,784
Series 2003-TFLA Class A2, 1.49% 4/15/13 (a)(d)	7,205,000	7,203,890
General Motors Pension Trust floater Series 1999-C1A Class A, 1.52% 8/15/09 (a)(d)	14,105,000	14,081,219
GGP Mall Properties Trust floater Series 2001-C1A Class A1, 1.72% 11/15/11 (a)(d)	5,427,527	5,425,082
GMAC Commercial Mortgage Securities, Inc.:
floater Series 2001-FL1A Class E, 1.97% 2/11/11 (a)(d)	500,000	477,500
Series 2001-WTCA:
Class A1, 1.34% 9/9/15 (a)(d)	3,167,385	3,130,762
Class A2, 1.49% 9/9/15 (a)(d)	19,700,000	19,281,375
Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class MCH, 4.37% 7/5/18 (a)(d)	3,085,233	3,085,233
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 2000-GSFL Class A, 1.4% 8/15/12 (a)(d)	$ 20,005,515	$ 19,980,720
GS Mortgage Trust II floater Series 2001-FL4A:
Class A, 1.38% 12/15/10 (a)(d)	1,228,590	1,228,118
Class B, 1.48% 12/15/10 (a)(d)	3,402,811	3,400,152
Class D, 2.03% 12/15/10 (a)(d)	509,609	508,197
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 1.5% 5/28/20 (a)(d)	10,000,000	9,979,161
John Hancock Tower Mortgage Trust Series 2003-C5A Class B, 3.608% 4/10/15 (a)(d)	8,245,000	8,150,339
KSL Resorts Series 2003-1A:
Class A, 1.67% 5/15/13 (a)(d)	3,500,000	3,500,000
Class B, 1.82% 5/15/13 (a)(d)	4,000,000	4,000,000
Class K, 3.77% 5/15/13 (a)(d)	3,500,000	3,500,000
Class L, 3.97% 5/15/13 (a)(d)	3,500,000	3,500,000
Lehman Brothers Floating Rate Commercial Mortgage Trust:
floater:
Series 2001-LLFA:
Class A, 1.36% 8/16/13 (a)(d)	19,601,244	19,601,244
Class B, 1.42% 8/16/13 (a)(d)	11,563,000	11,563,000
Class E, 1.75% 8/16/13 (a)(d)	2,000,000	2,000,000
Series 2002-LLFA Class A, 1.41% 6/14/17 (a)(d)	3,595,737	3,595,591
Series 2003-LLFA:
Class B, 1.72% 12/16/14 (a)(d)	4,615,000	4,615,000
Class C, 1.82% 12/16/14 (a)(d)	4,982,000	4,982,000
Series 2003-C4A:
Class F, 3.37% 7/11/15 (a)(d)	2,000,000	2,001,876
Class H, 4.12% 7/11/15 (a)(d)	20,328,000	20,328,000
Series 2003-LLFA Class A2, 1.51% 12/16/14 (a)(d)	11,700,000	11,700,000
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 1.67% 10/7/13 (a)(d)	17,633,186	17,637,656
Class D, 2.64% 10/7/13 (a)(d)	2,685,469	2,686,433
Class G1, 3.87% 10/7/13 (a)(d)	6,000,000	5,999,996
Series 2002-XLF Class F, 3.27% 8/5/14 (a)(d)	11,283,253	11,283,247
Salomon Brothers Mortgage Securities VII, Inc. floater:
Series 2001-CDCA:
Class C, 1.92% 2/15/13 (a)(d)	7,000,000	6,899,935
Class D, 1.92% 2/15/13 (a)(d)	4,000,000	3,905,103
Series 2002-CDCA Class B, 1.65% 11/15/13 (a)(d)	6,000,000	6,054,225
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII, Inc. floater: - continued
Series 2003-CDCA:
Class HBST, 2.72% 2/15/15 (a)(d)	$ 1,920,000	$ 1,920,000
Class HEXB, 3.02% 2/15/15 (a)(d)	770,000	770,000
Class JBST, 2.92% 2/15/15 (a)(d)	1,440,000	1,440,000
Class JEXB, 3.22% 2/15/15 (a)(d)	1,300,000	1,300,000
Class KBST, 3.27% 2/15/15 (a)(d)	815,000	815,000
Class KEXB, 3.62% 2/15/15 (a)(d)	960,000	960,000
SDG Macerich Properties LP floater Series 2000-1 Class A3, 1.46% 5/15/09 (a)(d)	18,000,000	17,985,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $483,681,937)		483,977,128
Municipal Securities - 0.3%

Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 3.5%, VRDN (d)(e)	14,500,000	14,500,000
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 3.58%, VRDN (d)(e)	2,000,000	2,000,000
TOTAL MUNICIPAL SECURITIES (Cost $16,500,000)		16,500,000
Commercial Paper - 0.4%

Kraft Foods, Inc. 1.12% 10/27/03 (d) (Cost $18,000,000)	18,000,000	17,999,676
Cash Equivalents - 18.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements: Collateralized by U.S. Government Obligations, in a joint trading account at 1.12%, dated 9/30/03 due 10/1/03	$ 715,056,344	$ 715,034,000
With Banc of America Securities LLC at 1.24%, dated 9/30/03 due 10/1/03 (Collateralized by Corporate Obligations with principal amounts of $200,532,851, 1.16%- 2.3%, 6/13/05 - 7/15/38)	195,006,717	195,000,000
TOTAL CASH EQUIVALENTS (Cost $910,034,000)		910,034,000
TOTAL INVESTMENT PORTFOLIO - 88.2% (Cost $4,388,278,435)		4,400,229,552
NET OTHER ASSETS - 11.8%		587,215,505
NET ASSETS - 100%		$ 4,987,445,057
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Eurodollar Contracts
180 Eurodollar 90 Day Index Contracts	Dec. 2003	$ 179,472,331	$ 16,920
TOTAL EURODOLLAR CONTRACTS		179,472,331	16,920
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Sold
Eurodollar Contracts
170 Eurodollar 90 Day Index Contracts	June 2004	$ 168,496,980	$ (937,770)
153 Eurodollar 90 Day Index Contracts	Sept. 2004	151,631,713	(746,725)
139 Eurodollar 90 Day Index Contracts	Dec. 2004	137,676,922	(624,603)
114 Eurodollar 90 Day Index Contracts	March 2005	112,901,684	(410,041)
78 Eurodollar 90 Day Index Contracts	June 2005	77,220,465	(230,611)
50 Eurodollar 90 Day Index Contracts	Sept. 2005	49,487,456	(119,420)
28 Eurodollar 90 Day Index Contracts	Dec. 2005	27,714,448	(45,452)
12 Eurodollar 90 Day Index Contracts	March 2006	11,876,434	(13,166)
TOTAL EURODOLLAR CONTRACTS		737,006,102	(3,127,788)
			$ (3,110,868)
Swap Agreements
		Notional Amount	Unrealized Appreciation (Depreciation)
Credit Default Swap

Receive quarterly notional amount multiplied by 1.12% and pay
Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11

	June 2006	$ 10,000,000	$ 154,122
TOTAL CREDIT DEFAULT SWAP		10,000,000	154,122
Interest Rate Swap
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 1.967% with Lehman Brothers, Inc.	Jan. 2005	10,000,000	(77,764)
Receive quarterly a floating rate based on 3-month LIBOR and pay quarterly a fixed rate equal to 2.3209% with JPMorgan Chase, Inc.	April 2004	7,000,000	(42,698)
TOTAL INTEREST RATE SWAP		17,000,000	(120,462)
		$ 27,000,000	$ 33,660
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $627,596,362 or 12.6% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,996,280.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	9.4%
AAA, AA, A	52.7
BBB	6.0
BB	0.3
B	0.0
CCC, CC, C	0.0
Not Rated	0.9
Other Investments	0.0
Short-Term and Net Other Assets	30.7
Total	100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $3,108,882,161 and $1,642,580,802, respectively, of which long-term U.S. government and government agency obligations aggregated $737,459,355 and $848,789,727, respectively.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $10,855,182. The weighted average interest rate was 1.36%. Interest earned from the interfund lending program amounted to $13,519 and is included in interest income on the Statement of Operations.

Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $9,072,000 of which $362,000 and $8,710,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $910,034,000) (cost $4,388,278,435) - See accompanying schedule		$ 4,400,229,552
Cash		30,346
Receivable for investments sold		643,033,713
Interest receivable		9,379,771
Unrealized gain on swap agreements		33,660
Other receivables		2,492,268
Total assets		5,055,199,310

Liabilities
Payable for investments purchased Regular delivery	$ 54,655,289
Delayed delivery	7,075,000
Distributions payable	5,703,279
Payable for daily variation on futures contracts	289,128
Other payables and accrued expenses	31,557
Total liabilities		67,754,253

Net Assets		$ 4,987,445,057
Net Assets consist of:
Paid in capital		$ 4,985,172,440
Distributions in excess of net investment income		(640,010)
Accumulated undistributed net realized gain (loss) on investments		(5,961,282)
Net unrealized appreciation (depreciation) on investments		8,873,909
Net Assets, for 50,129,267 shares outstanding		$ 4,987,445,057
Net Asset Value, offering price and redemption price per share ($4,987,445,057 ÷ 50,129,267 shares)		$ 99.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2003

Investment Income
Interest		$ 76,209,488

Expenses
Non-interested trustees' compensation	$ 15,039
Custodian fees and expenses	53,958
Audit	35,130
Legal	8,191
Miscellaneous	5,694
Total expenses before reductions	118,012
Expense reductions	(14,112)	103,900
Net investment income (loss)		76,105,588
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,721,474
Futures contracts	(4,961,012)
Total net realized gain (loss)		(1,239,538)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,621,408
Futures contracts	1,043,999
Swap agreements	82,025
Delayed delivery commitments	116,406
Total change in net unrealized appreciation (depreciation)		14,863,838
Net gain (loss)		13,624,300
Net increase (decrease) in net assets resulting from operations		$ 89,729,888

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,105,588	$ 42,361,920
Net realized gain (loss)	(1,239,538)	(4,711,513)
Change in net unrealized appreciation (depreciation)	14,863,838	(6,256,064)
Net increase (decrease) in net assets resulting from operations	89,729,888	31,394,343
Distributions to shareholders from net investment income	(75,320,664)	(42,708,698)
Share transactions Net proceeds from sales of shares	2,975,449,870	1,444,500,996
Cost of shares redeemed	(234,732,988)	-
Net increase (decrease) in net assets resulting from share transactions	2,740,716,882	1,444,500,996
Total increase (decrease) in net assets	2,755,126,106	1,433,186,641

Net Assets
Beginning of period	2,232,318,951	799,132,310
End of period (including distributions in excess of net investment income of $640,010 and distributions in excess of net investment income of $419,580, respectively)	$ 4,987,445,057	$ 2,232,318,951
Other Information Shares
Sold	29,976,548	14,524,129
Redeemed	(2,361,410)	-
Net increase (decrease)	27,615,138	14,524,129

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2003	2002 G	2001 E, G
Selected Per-Share Data
Net asset value, beginning of period	$ 99.15	$ 100.00	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.917	3.022	.900
Net realized and unrealized gain (loss)	.450	(.743)	.000
Total from investment operations	2.367	2.279	.900
Distributions from net investment income	(2.027)	(3.129)	(.900)
Net asset value, end of period	$ 99.49	$ 99.15	$ 100.00
Total Return B, C	2.36%	2.39%	.90%
Ratios to Average Net Assets F
Expenses before expense reductions	.0030%	.0033%	.0189% A
Expenses net of voluntary waivers, if any	.0030%	.0033%	.0189% A
Expenses net of all reductions	.0026%	.0021%	.0189% A
Net investment income (loss)	1.94%	3.05%	4.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,987,445	$ 2,232,319	$ 799,132
Portfolio turnover rate	58%	167%	282% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 16, 2001 (commencement of operations) to September 30, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Per-share data has been adjusted for a 1-for-10 reverse stock split effective October 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Fidelity Ultra-Short Central Fund (the fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continues

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, market discount, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 15,984,455	|
Unrealized depreciation	(2,876,779)
Net unrealized appreciation (depreciation)	13,107,676
Undistributed ordinary income	4,286,472
Capital loss carryforward	(9,072,130)

Cost for federal income tax purposes	$ 4,387,121,876

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 75,320,664	$ 42,708,698

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The net receivable or payable is accrued daily and is included in interest income in the accompanying Statement of Operations. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which the fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Premiums paid to or by the fund are accrued daily and included in interest income in the accompanying Statement of Operations.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll

Annual Report

2. Operating Policies - continued

Financing Transactions - continued

transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Capital Stock.

On September 19, 2002, the Board of Trustees of the fund approved a one-for-ten reverse stock split in order to adjust the fund's net asset value. The reverse stock split was payable to shareholders of record on October 1, 2002. Share and per-share amounts included in the financials statements and the financial highlights have been restated to reflect the impact of the reverse stock split.

4. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $14,112.

7. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the portfolio of investments, as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Ultra-Short Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrisison Street Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW, Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrisison Street. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Ultra-Short Central. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Andrew Dudley (38)

Year of Election or Appointment: 2001

Vice President of Ultra-Short Central. Mr. Dudley is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Dudley managed a variety of other Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 2001

Secretary of Ultra-Short Central. He also serves as Secretary of Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Ultra-Short Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Ultra-Short Central. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Ultra-Short Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Ultra-Short Central. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Ultra-Short Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2001 Assistant Treasurer of Ultra-Short Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Ultra-Short Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Ultra-Short Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2001

Assistant Treasurer of Ultra-Short Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2003, the Fidelity Garrison Street Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Garrison Street Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 26, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 26, 2003